Emerging Markets Growth Fund, Inc.SM Prospectus Supplement July 1, 2016 (for prospectus dated September 1, 2015)

1.      David I. Fisher and Luis Freitas de Oliveira are no longer portfolio managers for the fund. F. Chapman Taylor now serves as a portfolio manager for the fund. Accordingly, the information under the heading “Portfolio managers” in the “Management” section of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser or affiliate
Victor D. Kohn Chief Executive Officer, President and Director	21 years	Partner – Capital International Investors
Shaw B. Wagener Director	25 years	Partner – Capital International Investors
F. Chapman Taylor Vice President	Less than 1 year	Partner – Capital International Investors
Christopher Choe	17 years	Partner – Capital International Investors
Ricardo V. Torres	2 years	Partner – Capital International Investors

2.      The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Victor D. Kohn	Investment professional for 30 years in total; 29 years with Capital International, Inc. or an affiliate	21 years	Serves as a portfolio manager
Shaw B. Wagener	Investment professional for 34 years, all with Capital International, Inc. or an affiliate	25 years	Serves as a portfolio manager
F. Chapman Taylor	Investment professional for 25 years in total; 22 years with Capital International, Inc. or an affiliate	Less than 1 year (plus 22 years of prior experience as an investment analyst for the fund)	Serves as a portfolio manager
Christopher Choe	Investment professional for 32 years in total; 25 years with Capital International, Inc. or an affiliate	17 years	Serves as a portfolio manager
Ricardo V. Torres	Investment professional for 23 years, all with Capital International, Inc. or an affiliate	2 years	Serves as a portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-188-0716P Printed in USA CGD/AFD/10039-S56357

Emerging Markets Growth Fund, Inc.SM Statement of Additional Information Supplement July 1, 2016 (for statement of additional information dated September 1, 2015, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Victor D. Kohn	Over $1,000,000	None		8	$4.48	6[4]	$2.37
Shaw B. Wagener	Over $1,000,000	2	$2.78	12	$7.83	5[4]	$2.00
F. Chapman Taylor[5]	Over $1,000,000	1	$2.12	4	$2.29	4	$0.99
Christopher Choe	None	None		6	$3.62	10[6]	$6.04
Ricardo V. Torres	$100,001 – $500,000	None		6	$3.62	3[4]	$1.24
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.
[2]	Indicates RIC(s), PIV(s) and other accounts for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) and other accounts and are not the total assets managed by the individual, which is a substantially lower amount. None of RIC(s), PIV(s) or other accounts has an advisory fee that is based on performance unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[4]	The advisory fee of one of these accounts (representing $0.47 billion in total assets) is based partially on its investment results.
[5]	Information is as of May 31, 2016.
[6]	The advisory fee of three of these accounts (representing $3.56 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-187-0716O CGD/10149-S56318